CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
CURRENT ASSETS:
Cash and cash equivalents	$ 13,347	$ 10,118
User funds	2,884	4,494
Trade receivables, net (Note 7)	3,773	3,057
Short-term bank deposit	14,546	27,153
Other receivables and prepaid expenses (Note 8)	1,559	1,281
Current assets	36,109	46,103
NON-CURRENT ASSETS:
Property and equipment, net (Note 9)	284	420
Right-of-use assets, net (Note 10)	2,315	1,191
Intangible assets, net (Note 11)	6,792	8,852
Goodwill (Note 11)	14,809	15,040
Deferred taxes (Note 22)	560	536
Other long-term assets (Note 12)	1,827	1,637
Non-current assets	26,587	27,676
Total assets	62,696	73,779
CURRENT LIABILITIES:
Current maturity of lease liabilities (Note 10)	627	615
Trade payables	5,103	2,731
User accounts	2,884	4,494
Warrants liabilities (Note 15)	2,223	2,450
Accrued expenses and other payables (Note 13)	5,917	7,023
Current liabilities	16,754	17,313
LONG TERM LIABILITIES:
Lease liabilities (Note 10)	1,745	339
Employee benefit liabilities, net (Note 14)	1,275	1,239
Long term liabilities	3,020	1,578
EQUITY: (Note 16)
Share capital	1	0	[1]
Share premium	266,583	261,769
Foreign currency translation reserve	288	(307)
Reserve from remeasurement of defined benefit plans	236	96
Accumulated deficit	(224,186)	(206,670)
Total equity	42,922	54,888
Total liabilities and equity	$ 62,696	$ 73,779

[1]	Represents an amount lower than $1.